Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of presents the intangible asset
	Software	Capitalized software development costs	Total
	$	$	$
Balance as of January 1, 2021	6	3,532	3,538
Additions	-	-	-
Disposal	-	(554)	(554)
Amortization expense	-	(2,017)	(2,017)
Foreign currency translation difference	(6)	17	11

Accumulated impairment loss	-	-	-
Foreign currency translation difference	-	-	-

Balance as of December 31, 2021	-	978	978

Additions	-	-	-
Amortization expense	-	(978)	(978)
Foreign currency translation difference	-	-	-

Accumulated impairment loss	-	-	-
Foreign currency translation difference	-	-	-
	-	-	-
Balance as of December 31, 2022	-	-	-